N-2	Sep. 15, 2023
Cover [Abstract]
Entity Central Index Key	0000812796
Amendment Flag	false
Securities Act File Number	001-14778
Document Type	8-K
Entity Registrant Name	Soligenix, Inc.
Entity Address, Address Line One	29 Emmons Drive
Entity Address, Address Line Two	Suite B-10
Entity Address, City or Town	Princeton
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	08540
City Area Code	609
Local Phone Number	538-8200
Entity Emerging Growth Company	false